Investment Objectives and Goals - Anfield Universal Fixed Income Fund	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Anfield Universal Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Anfield Universal Fixed Income Fund (the “Universal Fixed Income Fund” or the “Fund”) seeks current income.